Disclosure of detailed information about effective income tax expense recovery (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 1	$ 11,184,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 2	$ 11,154,923
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 3	26.00%
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 4	26.00%
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 5	$ 2,908,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 6	2,900,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 7	(982,000)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 8	(748,000)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 9	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 10	10,867,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 11	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 12	(2,157,000)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 13	4,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 14	64,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 15	5,018,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 16	288,000
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 17	(6,948,000)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 18	(11,214,000)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 19	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 20	$ 0